PROPERTY AND EQUIPMENT, NET - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,868	$ 11,842
Provision for impairment	34,390		$ 34,390
Mining machines
Property, Plant and Equipment [Line Items]
Provision for impairment	$ 0	$ 836